Other Income and Losses	12 Months Ended
Jul. 31, 2021
Other Income And Losses [Abstract]
Other Income and Losses

28. Other Income and Losses

For the year ended	July 31, 2021	July 31, 2020
	$	$
Interest and financing expenses	(32,124)	(10,043)
Interest income	1,601	1,902
Interest income (expense), net	(30,523)	(8,141)

Revaluation of warrant liabilities	(2,283)	6,533
Share of loss from investment in associates and joint ventures	(6,505)	(6,331)
Loss on Unsecured Convertible Debentures - December 2019	-	(54,283)
Fair value gain/(loss) on convertible debenture	1,260	(4,806)
Fair value loss on senior secured convertible note	(7,478)	-
Unrealized gain/(loss) on investments	1,994	(12,880)
Realized gain on investments	-	24
Foreign exchange gain/(loss)	9,108	1,392
Other income	4,763	2,531
Non-operating income (expense), net	859	(67,820)